Segments and Geographic Information (Tables)	6 Months Ended
Apr. 30, 2024
Segments and Geographic Information [Abstract]
Schedule of Sales Revenues	Sales revenues consist of the following:
	Six Months Ended
	April 30, 2024		April 30, 2023
NEVs sales	$2,278,353	100%	$573,139	93%
Franchisee services revenues	2,885	-%	13,527	2%
Other service revenues	-	-%	28,149	5%
Total	$2,281,238	100%	$614,815	100%
Direct costs consist of the following:
	Six Months Ended
	April 30, 2024		April 30, 2023
NEVs sales	$2,322,140	100%	$697,268	93%
Franchisee services revenues	1,668	-%	28,275	4%
Other service revenues	-	-%	25,879	3%
Total	$2,323,808	100%	$751,422	100%
Gross profit (loss) consist of the following:
	Six Months Ended
	April 30, 2024		April 30, 2023
NEVs sales	$(43,787)	(2)%	$(124,129)	(22)%
Franchisee services revenues	1,217	42%	(14,748)	(109)%
Other service revenues	-	-%	2,270	8%
Total	$(42,570)	(2)%	$(136,607)	(22)%